Unaudited Interim Condensed Consolidated Statements of Shareholders’ Equity	Ordinary shares Class A USD ($) shares	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares Class B CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated deficit Statutory reserves USD ($)	Accumulated deficit Statutory reserves CNY (¥)	Accumulated deficit Unrestricted USD ($)	Accumulated deficit Unrestricted CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Noncontrolling Interests USD ($)	Noncontrolling Interests CNY (¥)	USD ($)	CNY (¥)
Balance (in Dollars)		¥ 13,095		¥ 117,681		¥ 1,836,463,319		¥ 20,666,568		¥ (863,708,298)		¥ 5,631,753		¥ 385,752,204		¥ 1,384,936,322
Balance (in Shares) | shares	1,005,778	1,005,778	8,815,026	8,815,026
Balance (in Dollars) at Dec. 31, 2024		¥ 13,095		¥ 117,681		1,836,463,319		20,666,568		(863,708,298)		5,631,753		385,752,204		1,384,936,322
Balance (in Shares) at Dec. 31, 2024 | shares	1,005,778	1,005,778	8,815,026	8,815,026
Capital contribution from noncontrolling interests														541,913,983		541,913,983
Subsidiary share issuance						342,763,942										342,763,942
Net income (loss)										106,297,786				19,975,264		126,273,050
Employee equity incentive				¥ 18,966		22,170,973										22,189,939
Employee equity incentive (in Shares) | shares			1,320,000	1,320,000
Conversion of convertible bonds into shares				¥ 24,723		24,772,846										24,797,569
Conversion of convertible bonds into shares (in Shares) | shares			1,719,557	1,719,557
Foreign currency translation												(13,221,447)		(3,903,864)		(17,125,311)
Balance (in Dollars)		¥ 13,095		¥ 161,370		2,226,171,080		20,666,568		(757,410,512)		(7,589,694)		943,737,587		2,425,749,494
Balance (in Shares) | shares	1,005,778	1,005,778	11,854,583	11,854,583
Balance (in Dollars)		¥ 13,095		¥ 240,176		2,806,995,759		20,868,471		(554,663,713)		(64,543,388)		455,445,667		2,664,356,067
Balance (in Shares) | shares	1,005,778	1,005,778	17,379,276	17,379,276
Balance (in Dollars) at Dec. 31, 2025		¥ 13,095		¥ 240,176		2,806,995,759		20,868,471		(554,663,713)		(64,543,388)		455,445,667		2,664,356,067
Balance (in Shares) at Dec. 31, 2025 | shares	1,005,778	1,005,778	17,379,276	17,379,276
Net income (loss)										(86,446,047)				(103,636,431)	$ (27,908,571)	(190,082,478)
Disposal/closure of subsidiary								(972,015)		972,015
Foreign currency translation												(31,703,290)		(21,556,373)	(7,819,769)	(53,259,663)
Balance (in Dollars)	$ 1,923	¥ 13,095	$ 35,263	¥ 240,176	$ 412,132,869	¥ 2,806,995,759	$ 2,921,267	¥ 19,896,456	$ (93,987,247)	¥ (640,137,745)	$ (14,131,272)	¥ (96,246,678)	$ 48,488,873	¥ 330,252,863	$ 355,461,676	¥ 2,421,013,926
Balance (in Shares) | shares	1,005,778	1,005,778	17,379,276	17,379,276